Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Theatre Leases Facility	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Distribution paid to Lone Star Theatre			$ 1,000,000
Cash dividends paid to Cinemark Holdings, Inc.	$ 115,225,000	$ 115,000,000	105,150,000
Noncash distributions to Cinemark Holdings, Inc.	$ 17,935,000	0	4,971,000
Syufy Enterprises, LP
Related Party Transaction [Line Items]
Number of theatres leased | Theatre	15
Number of parking facilities leased | Facility	1
Total number of leases | Leases	16
Number of leases with minimum annual rent | Leases	15
Number of leases without minimum annual rent | Leases	1
Total rent paid to Syufy	$ 20,581,000	21,040,000	22,876,000
Laredo Theatre, Ltd
Related Party Transaction [Line Items]
Company's interest in Laredo	75.00%
Lone Star Theatre's interest in Laredo	25.00%
Ownership interest in Lone Star Theatres held by David Roberts	100.00%
Percentage of common stock held by Chairman of the Board of directors	9.00%
Percentage of management fees based on theatre revenues	5.00%
Maximum amount of theater revenue used to calculate management fees	$ 50,000,000
Percentage of management fees based on theatre revenues in excess	3.00%
Minimum amount of theater revenue used to calculate management fees	$ 50,000,000
Management fee revenues	567,000	564,000	558,000
Copper Beech Capital L L C
Related Party Transaction [Line Items]
Amount paid for the use of aircraft	$ 410,000	$ 74,000	$ 91,000